CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Capital contribution	Foreign currency translation reserve	Cash flow reserve	Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2014	€ (1,751)		€ 400		€ (102)	€ (3)	€ (2,046)	€ 2	€ (1,749)
Profit/(loss) for the year	(140)						(140)		(140)
Other comprehensive (expense)/income	(91)				(137)	1	45		(91)
Ending balance at Dec. 31, 2015	(1,982)		400		(239)	(2)	(2,141)	2	(1,980)
Profit/(loss) for the year	(67)						(67)		(67)
Other comprehensive (expense)/income	(188)				(52)	(31)	(105)		(188)
Contribution from parent	431			€ 431					431
Share issuance	6		6						6
Reduction in share premium			(270)				270
Dividend payment	(270)						(270)		(270)
Ending balance at Dec. 31, 2016	(2,070)		136	431	(291)	(33)	(2,313)	2	(2,068)
Profit/(loss) for the year	54						54		54
Other comprehensive (expense)/income	40				(2)	5	37		40
Share re-organization		€ 22	(22)
Share issuance	303		303						303
Conversion of related party loan	673		673						673
Dividend payment	(148)						(148)		(148)
Non-controlling interest in disposed business								(1)	(1)
Ending balance at Dec. 31, 2017	€ (1,148)	€ 22	€ 1,090	€ 431	€ (293)	€ (28)	€ (2,370)	€ 1	€ (1,147)